As filed with the Securities and Exchange Commission on September 26, 2014
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22396
NEUBERGER BERMAN HIGH YIELD STRATEGIES FUND INC.
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)
Registrant's telephone number, including area code: (212) 476-8800
Robert Conti, Chief Executive Officer and President
Neuberger Berman High Yield Strategies Fund Inc.
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)
Date of fiscal year end: October 31
Date of reporting period: July 31, 2014
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
JULY 31, 2014

Schedule of Investments High Yield Strategies Fund Inc.
(Unaudited)

PRINCIPAL AMOUNT($)		VALUE($)	†

Bank Loan Obligationsµ (6.6%)

All Telecom (1.9%)
730,750	Integra Telecom, Term Loan B, 5.25%, due 2/22/19	732,350
4,125,000	Level 3 Financing Inc., Term Loan, due 7/1/15	4,125,000	¢^^Ña
585,000	Level 3 Financing Inc., Term Loan B, 4.00%, due 1/15/20	582,684
		5,440,034
Automotive (0.4%)
1,227,600	Navistar, Inc., Term Loan B, 5.75%, due 8/17/17	1,234,757

Business Equipment & Services (0.5%)
925,000	Ceridian Corp., Term Loan, 4.41%, due 5/9/17	924,852
575,000	Servicemaster Company, Term Loan, 4.25%, due 7/1/21	566,852
		1,491,704
Health Care (1.1%)
1,595,273	Multiplan, Inc., Term Loan, 4.00%, due 3/31/21	1,586,499
1,532,610	United Surgical Partners International, Inc., Term Loan B, 4.75%, due 4/3/19	1,524,947	Ñ
		3,111,446
Lodging & Casinos (1.8%)
1,531,865	Centaur Acquisition, LLC, Second Lien Term Loan, 8.75%, due 2/20/20	1,549,098	¢^^
1,759,000	Four Seasons Holdings Inc., Second Lien Term Loan, 6.25%, due 12/27/20	1,767,795	Ñ
1,746,225	Mohegan Tribal Gaming, Term Loan B, 5.50%, due 11/19/19	1,760,771
		5,077,664
Radio & Television (0.9%)
641,039	Clear Channel, Term Loan B, 3.81%, due 1/29/16	634,059
612,000	Clear Channel, Term Loan D, 6.91%, due 1/30/19	599,662
997,961	Clear Channel, Term Loan E, 7.66%, due 7/30/19	993,909
242,925	Univision Communications Inc., Term Loan, 4.00%, due 3/1/20	241,256
		2,468,886
	Total Bank Loan Obligations (Cost $18,691,979)	18,824,491

Corporate Debt Securities (133.9%)

Aerospace & Defense (1.0%)
1,055,000	Bombardier, Inc., Senior Unsecured Notes, 6.00%, due 10/15/22	1,033,900	ñ
1,665,000	Kratos Defense & Security Solutions, Inc., Senior Secured Notes, 7.00%, due 5/15/19	1,723,275	ñ
		2,757,175
Beverages (0.1%)
365,000	Constellation Brands, Inc., Guaranteed Notes, 4.25%, due 5/1/23	357,700

Building & Construction (2.2%)
155,000	D.R. Horton, Inc., Guaranteed Notes, 4.38%, due 9/15/22	152,675
2,025,000	D.R. Horton, Inc., Guaranteed Notes, 5.75%, due 8/15/23	2,136,375
1,545,000	Lennar Corp., Guaranteed Notes, 4.75%, due 11/15/22	1,483,200
570,000	Ryland Group, Inc., Guaranteed Notes, 5.38%, due 10/1/22	558,600
490,000	Standard Pacific Corp., Guaranteed Notes, 8.38%, due 1/15/21	567,175
1,355,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., Guaranteed Notes, 5.25%, due 4/15/21	1,334,675	ñ
		6,232,700
Building Materials (1.2%)
1,990,000	USG Corp., Senior Unsecured Notes, 9.75%, due 1/15/18	2,333,275
1,050,000	USG Corp., Guaranteed Notes, 8.38%, due 10/15/18	1,097,250	ñ
		3,430,525
Chemicals (1.7%)
555,000	Huntsman Int'l LLC, Guaranteed Notes, 8.63%, due 3/15/20	591,075
915,000	Huntsman Int'l LLC, Guaranteed Notes, 4.88%, due 11/15/20	921,863
1,775,000	Huntsman Int'l LLC, Guaranteed Notes, 8.63%, due 3/15/21	1,930,312
890,000	PQ Corp., Secured Notes, 8.75%, due 5/1/18	952,300	ñ
535,000	US Coatings Acquisition, Inc., Guaranteed Notes, 7.38%, due 5/1/21	568,438	ñ
		4,963,988
Consumer - Commercial Lease Financing (8.3%)
1,750,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Guaranteed Notes, 3.75%, due 5/15/19	1,723,750	ñ
1,150,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Guaranteed Notes, 4.50%, due 5/15/21	1,138,500	ñ
2,730,000	Ally Financial, Inc., Guaranteed Notes, 8.00%, due 3/15/20	3,194,100	ØØ
1,830,000	CIT Group, Inc., Senior Unsecured Notes, 6.63%, due 4/1/18	2,017,575	ñ
1,150,000	CIT Group, Inc., Senior Unsecured Notes, 3.88%, due 2/19/19	1,144,250
935,000	CIT Group, Inc., Senior Unsecured Notes, 5.38%, due 5/15/20	991,100
1,640,000	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.88%, due 9/1/17	1,886,000
1,420,000	Int'l Lease Finance Corp., Senior Unsecured Notes, 6.25%, due 5/15/19	1,540,700
1,110,000	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.63%, due 1/15/22	1,372,238
1,325,000	SLM Corp., Senior Unsecured Medium-Term Notes, 5.50%, due 1/15/19	1,371,375
3,465,000	SLM Corp., Senior Unsecured Medium-Term Notes, 4.88%, due 6/17/19	3,465,346	ØØ
3,920,000	SLM Corp., Senior Unsecured Medium-Term Notes, 6.13%, due 3/25/24	3,822,000
		23,666,934
Consumer - Products (0.2%)
465,000	Alphabet Holding Co., Inc., Senior Unsecured Notes, 7.75%, due 11/1/17	474,300	c

Department Stores (0.4%)
1,110,000	Sears Holdings Corp., Secured Notes, 6.63%, due 10/15/18	1,003,163

Electric - Generation (3.1%)
395,000	Calpine Corp., Senior Secured Notes, 6.00%, due 1/15/22	416,725	ñ
890,000	NRG Energy, Inc., Guaranteed Notes, 7.63%, due 1/15/18	987,900
1,775,000	NRG Energy, Inc., Guaranteed Notes, 8.25%, due 9/1/20	1,908,125
3,460,000	NRG Energy, Inc., Guaranteed Notes, 7.88%, due 5/15/21	3,754,100	ØØ
1,715,000	NRG Energy, Inc., Guaranteed Notes, 6.25%, due 7/15/22	1,766,450	ñ
		8,833,300
Electric - Integrated (0.4%)
1,155,000	RJS Power Holdings LLC, Guaranteed Notes, 5.13%, due 7/15/19	1,137,675	ñ

Electronics (0.8%)
1,090,000	Flextronics Int'l Ltd., Guaranteed Notes, 5.00%, due 2/15/23	1,106,350
412,000	Freescale Semiconductor, Inc., Guaranteed Notes, 8.05%, due 2/1/20	437,750
720,000	Freescale Semiconductor, Inc., Senior Secured Notes, 6.00%, due 1/15/22	741,600	ñ
		2,285,700
Energy - Exploration & Production (15.4%)
1,545,000	Antero Resources Corp., Guaranteed Notes, 5.13%, due 12/1/22	1,541,137	ñ
540,000	Antero Resources Finance Corp., Guaranteed Notes, 5.38%, due 11/1/21	546,750
535,000	Chesapeake Energy Corp., Guaranteed Notes, 6.50%, due 8/15/17	577,800
620,000	Chesapeake Energy Corp., Guaranteed Notes, 6.63%, due 8/15/20	690,913
535,000	Chesapeake Energy Corp., Guaranteed Notes, 6.13%, due 2/15/21	580,475
1,555,000	Chesapeake Energy Corp., Guaranteed Notes, 4.88%, due 4/15/22	1,551,112
1,114,000	Concho Resources, Inc., Guaranteed Notes, 5.50%, due 4/1/23	1,152,990
1,775,000	Denbury Resources, Inc., Guaranteed Notes, 4.63%, due 7/15/23	1,659,625
4,027,000	EP Energy LLC/EP Energy Finance, Inc., Senior Unsecured Notes, 9.38%, due 5/1/20	4,459,902
2,560,000	EXCO Resources, Inc., Guaranteed Notes, 7.50%, due 9/15/18	2,502,400	ØØ
1,970,000	EXCO Resources, Inc., Guaranteed Notes, 8.50%, due 4/15/22	1,979,850
5,000,000	Linn Energy LLC, Guaranteed Notes, 6.25%, due 11/1/19	5,075,000
610,000	Linn Energy LLC, Guaranteed Notes, 8.63%, due 4/15/20	644,313
4,406,000	Linn Energy LLC, Guaranteed Notes, 7.75%, due 2/1/21	4,615,285
4,420,000	Newfield Exploration Co., Senior Unsecured Notes, 5.75%, due 1/30/22	4,817,800
985,000	Newfield Exploration Co., Senior Unsecured Notes, 5.63%, due 7/1/24	1,063,800
590,000	Range Resources Corp., Guaranteed Notes, 5.75%, due 6/1/21	622,450
1,085,000	Rosetta Resources, Inc., Guaranteed Notes, 5.63%, due 5/1/21	1,093,138
1,245,000	Rosetta Resources, Inc., Guaranteed Notes, 5.88%, due 6/1/22	1,266,788
340,000	Rosetta Resources, Inc., Guaranteed Notes, 5.88%, due 6/1/24	346,800
3,690,000	SandRidge Energy, Inc., Guaranteed Notes, 7.50%, due 3/15/21	3,837,600
300,000	SandRidge Energy, Inc., Guaranteed Notes, 8.13%, due 10/15/22	319,500
2,865,000	SandRidge Energy, Inc., Guaranteed Notes, 7.50%, due 2/15/23	2,986,762
		43,932,190
Food & Drug Retailers (0.8%)
750,000	Rite Aid Corp., Guaranteed Notes, 9.25%, due 3/15/20	840,000
1,442,000	Rite Aid Corp., Senior Secured Notes, 8.00%, due 8/15/20	1,562,768
		2,402,768
Food - Wholesale (0.2%)
465,000	Post Holdings, Inc., Guaranteed Notes, 6.00%, due 12/15/22	460,350	ñ

Gaming (8.9%)
1,055,000	Ameristar Casinos, Inc., Guaranteed Notes, 7.50%, due 4/15/21	1,115,663
435,000	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 4.38%, due 11/1/18	441,525
1,790,000	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 4.88%, due 11/1/20	1,816,850
670,000	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 5.38%, due 11/1/23	682,981
3,300,000	Graton Economic Development Authority, Senior Secured Notes, 9.63%, due 9/1/19	3,671,250	ñ
1,815,000	Isle of Capri Casinos, Inc., Guaranteed Notes, 8.88%, due 6/15/20	1,923,900
1,780,000	Isle of Capri Casinos, Inc., Guaranteed Notes, 5.88%, due 3/15/21	1,824,500
1,245,000	MGM Resorts Int'l, Guaranteed Notes, 8.63%, due 2/1/19	1,447,312
370,000	MGM Resorts Int'l, Guaranteed Notes, 7.75%, due 3/15/22	424,575	ØØ
1,305,000	Mohegan Tribal Gaming Authority, Guaranteed Notes, 11.00%, due 9/15/18	1,305,000	ñ
2,875,000	Mohegan Tribal Gaming Authority, Guaranteed Notes, 9.75%, due 9/1/21	3,105,000
1,635,000	MTR Gaming Group, Inc., Secured Notes, 11.50%, due 8/1/19	1,806,675
1,520,000	Peninsula Gaming LLC, Guaranteed Notes, 8.38%, due 2/15/18	1,584,600	ñ
960,000	Pinnacle Entertainment, Inc., Guaranteed Notes, 6.38%, due 8/1/21	988,800
1,210,000	Pinnacle Entertainment, Inc., Guaranteed Notes, 7.75%, due 4/1/22	1,296,213
1,870,000	Station Casinos LLC, Guaranteed Notes, 7.50%, due 3/1/21	1,977,525
		25,412,369
Gas Distribution (6.0%)
420,000	Access Midstream Partners L.P., Guaranteed Notes, 5.88%, due 4/15/21	442,050
960,000	Access Midstream Partners L.P., Guaranteed Notes, 6.13%, due 7/15/22	1,026,000
570,000	Access Midstream Partners L.P., Guaranteed Notes, 4.88%, due 5/15/23	587,100
540,000	Access Midstream Partners L.P., Guaranteed Notes, 4.88%, due 3/15/24	556,200
2,090,000	AmeriGas Finance LLC, Guaranteed Notes, 6.75%, due 5/20/20	2,199,725
2,207,000	AmeriGas Finance LLC, Guaranteed Notes, 7.00%, due 5/20/22	2,361,490
960,000	Energy Transfer Equity L.P., Senior Secured Notes, 7.50%, due 10/15/20	1,072,800
755,000	Energy Transfer Equity L.P., Senior Secured Notes, 5.88%, due 1/15/24	770,100	ñ
1,690,000	Ferrellgas L.P./Ferrellgas Finance Corp., Senior Unsecured Notes, 6.75%, due 1/15/22	1,761,825	ñ
1,203,000	MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Guaranteed Notes, 4.50%, due 7/15/23	1,184,955
1,500,000	Regency Energy Partners L.P./Regency Energy Finance Corp., Guaranteed Notes, 6.88%, due 12/1/18	1,563,750
455,000	Regency Energy Partners L.P./Regency Energy Finance Corp., Guaranteed Notes, 6.50%, due 7/15/21	485,713
1,110,000	Regency Energy Partners L.P./Regency Energy Finance Corp., Guaranteed Notes, 5.88%, due 3/1/22	1,159,950
635,000	Regency Energy Partners L.P./Regency Energy Finance Corp., Guaranteed Notes, 5.50%, due 4/15/23	641,350
775,000	Regency Energy Partners L.P./Regency Energy Finance Corp., Guaranteed Notes, 4.50%, due 11/1/23	738,187
487,000	Suburban Propane Partners L.P./Suburban Energy Finance Corp., Senior Unsecured Notes, 7.38%, due 8/1/21	522,307
		17,073,502
Health Facilities (12.6%)
1,080,000	Amsurg Corp., Guaranteed Notes, 5.63%, due 7/15/22	1,084,050	ñ
680,000	CHS/Community Health Systems, Inc., Senior Secured Notes, 5.13%, due 8/15/18	697,000
605,000	CHS/Community Health Systems, Inc., Senior Secured Notes, 5.13%, due 8/1/21	609,538	ñ
1,535,000	CHS/Community Health Systems, Inc., Guaranteed Notes, 6.88%, due 2/1/22	1,569,537	ñ
5,000,000	Columbia/HCA Corp., Senior Unsecured Notes, 7.69%, due 6/15/25	5,537,500
1,160,000	Columbia/HCA Corp., Senior Unsecured Notes, 7.05%, due 12/1/27	1,171,600
1,545,000	DaVita HealthCare Partners, Inc., Guaranteed Notes, 5.13%, due 7/15/24	1,521,825
1,370,000	DaVita, Inc., Guaranteed Notes, 5.75%, due 8/15/22	1,445,350
600,000	HCA Holdings, Inc., Senior Unsecured Notes, 6.25%, due 2/15/21	633,300
860,000	HCA, Inc., Senior Secured Notes, 6.50%, due 2/15/20	934,175
335,000	HCA, Inc., Senior Secured Notes, 4.75%, due 5/1/23	330,813
1,220,000	HCA, Inc., Guaranteed Notes, 5.88%, due 5/1/23	1,256,600
1,195,000	HCA, Inc., Senior Secured Notes, 5.00%, due 3/15/24	1,186,038
2,845,000	IASIS Healthcare LLC/IASIS Capital Corp., Guaranteed Notes, 8.38%, due 5/15/19	3,008,587
895,000	MPT Operating Partnership L.P./MPT Finance Corp., Guaranteed Notes, 5.50%, due 5/1/24	915,138
1,375,000	Tenet Healthcare Corp., Senior Secured Notes, 6.25%, due 11/1/18	1,488,437
555,000	Tenet Healthcare Corp., Senior Unsecured Notes, 5.00%, due 3/1/19	546,675	ñ
670,000	Tenet Healthcare Corp., Senior Unsecured Notes, 6.75%, due 2/1/20	703,500
970,000	Tenet Healthcare Corp., Senior Secured Notes, 6.00%, due 10/1/20	1,018,500
4,625,000	Tenet Healthcare Corp., Senior Unsecured Notes, 8.13%, due 4/1/22	5,168,437
3,165,000	Tenet Healthcare Corp., Senior Unsecured Notes, 6.88%, due 11/15/31	3,038,400
1,890,000	United Surgical Partners Int'l, Inc., Guaranteed Notes, 9.00%, due 4/1/20	2,050,650
		35,915,650
Health Services (0.5%)
620,000	Envision Healthcare Corp., Guaranteed Notes, 5.13%, due 7/1/22	612,250	ñ
670,000	Service Corp. Int'l, Senior Unsecured Notes, 5.38%, due 5/15/24	683,400	ñ
		1,295,650
Investments & Misc. Financial Services (1.4%)
1,110,000	Icahn Enterprises L.P./Icahn Enterprises Finance Corp., Guaranteed Notes, 4.88%, due 3/15/19	1,115,550
2,955,000	Walter Investment Management Corp., Guaranteed Notes, 7.88%, due 12/15/21	3,014,100	ñ
		4,129,650
Leisure (0.2%)
535,000	Cedar Fair L.P., Guaranteed Notes, 5.25%, due 3/15/21	540,350

Machinery (1.5%)
2,235,000	Case New Holland Industrial, Inc., Guaranteed Notes, 7.88%, due 12/1/17	2,550,694	ØØ
725,000	Terex Corp., Guaranteed Notes, 6.00%, due 5/15/21	759,437
870,000	The Manitowoc Co., Inc., Guaranteed Notes, 8.50%, due 11/1/20	952,650
		4,262,781
Managed Care (0.3%)
830,000	MPH Acquisition Holdings LLC, Guaranteed Notes, 6.63%, due 4/1/22	850,750	ñ

Media - Broadcast (5.2%)
797,000	AMC Networks, Inc., Guaranteed Notes, 7.75%, due 7/15/21	872,715
1,910,000	Clear Channel Communications, Inc., Senior Unsecured Notes, 10.00%, due 1/15/18	1,747,650
452,000	Clear Channel Communications, Inc., Senior Unsecured Notes, 6.88%, due 6/15/18	431,660
815,000	Clear Channel Communications, Inc., Senior Secured Notes, 9.00%, due 12/15/19	836,394
5,452,000	Clear Channel Communications, Inc., Senior Secured Notes, 11.25%, due 3/1/21	5,997,200
1,265,000	Clear Channel Communications, Inc., Senior Unsecured Notes, 7.25%, due 10/15/27	1,100,550
2,200,000	Cumulus Media Holdings, Inc., Guaranteed Notes, 7.75%, due 5/1/19	2,255,000
1,205,000	Univision Communications, Inc., Senior Secured Notes, 6.88%, due 5/15/19	1,265,250	ñ
375,000	Univision Communications, Inc., Senior Secured Notes, 7.88%, due 11/1/20	403,125	ñ
		14,909,544
Media - Cable (7.7%)
2,405,000	Altice SA, Senior Secured Notes, 7.75%, due 5/15/22	2,459,112	ñ
1,040,000	CCO Holdings LLC, Guaranteed Notes, 8.13%, due 4/30/20	1,108,900
655,000	CCO Holdings LLC, Guaranteed Notes, 5.25%, due 9/30/22	641,900
1,727,000	Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp., Senior Unsecured Notes, 6.38%, due 9/15/20	1,778,810	ñ
1,339,000	Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp., Senior Unsecured Notes, 5.13%, due 12/15/21	1,288,787	ñ
615,000	CSC Holdings LLC, Senior Unsecured Notes, 7.63%, due 7/15/18	699,563
2,540,000	DISH DBS Corp., Guaranteed Notes, 5.13%, due 5/1/20	2,590,800	ØØ
1,505,000	DISH DBS Corp., Guaranteed Notes, 6.75%, due 6/1/21	1,655,500
550,000	DISH DBS Corp., Guaranteed Notes, 5.88%, due 7/15/22	574,750
575,000	DISH DBS Corp., Guaranteed Notes, 5.00%, due 3/15/23	563,500
1,805,000	Numericable Group SA, Senior Secured Notes, 4.88%, due 5/15/19	1,814,025	ñ
2,170,000	Numericable Group SA, Senior Secured Notes, 6.00%, due 5/15/22	2,170,000	ñ
510,000	Numericable Group SA, Senior Secured Notes, 6.25%, due 5/15/24	512,550	ñ
1,110,000	UPCB Finance III Ltd., Senior Secured Notes, 6.63%, due 7/1/20	1,171,050	ñ
685,000	Virgin Media Secured Finance PLC, Senior Secured Notes, 5.38%, due 4/15/21	691,850	ñ
2,000,000	WideOpenWest Finance LLC/WideOpenWest Capital Corp., Guaranteed Notes, 10.25%, due 7/15/19	2,217,500
		21,938,597
Media - Diversified (1.4%)
840,000	Gannett Co., Inc., Guaranteed Notes, 7.13%, due 9/1/18	872,550
1,480,000	Gannett Co., Inc., Guaranteed Notes, 5.13%, due 10/15/19	1,513,300	ñ
865,000	Gannett Co., Inc., Guaranteed Notes, 5.13%, due 7/15/20	873,650
615,000	IAC/InterActiveCorp, Guaranteed Notes, 4.88%, due 11/30/18	631,913
		3,891,413
Media - Services (1.7%)
1,190,000	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 7.63%, due 3/15/20	1,249,500
495,000	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. A, 6.50%, due 11/15/22	517,275
1,800,000	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 6.50%, due 11/15/22	1,890,000
1,300,000	Nielsen Finance LLC, Guaranteed Notes, 5.00%, due 4/15/22	1,280,500	ñ
		4,937,275
Medical Products (0.3%)
860,000	DJO Finance LLC/DJO Finance Corp., Guaranteed Notes, 9.88%, due 4/15/18	907,300

Metals - Mining Excluding Steel (4.4%)
2,815,000	Alpha Natural Resources, Inc., Guaranteed Notes, 9.75%, due 4/15/18	2,456,087
3,370,000	Alpha Natural Resources, Inc., Guaranteed Notes, 6.00%, due 6/1/19	2,274,750
1,120,000	Alpha Natural Resources, Inc., Secured Notes, 7.50%, due 8/1/20	1,033,200	ñ
1,945,000	Alpha Natural Resources, Inc., Guaranteed Notes, 6.25%, due 6/1/21	1,264,250
1,735,000	Arch Coal, Inc., Guaranteed Notes, 9.88%, due 6/15/19	1,327,275
1,172,000	Arch Coal, Inc., Guaranteed Notes, 7.25%, due 10/1/20	779,380
1,070,000	Arch Coal, Inc., Guaranteed Notes, 7.25%, due 6/15/21	695,500
2,190,000	CONSOL Energy, Inc., Guaranteed Notes, 5.88%, due 4/15/22	2,214,638	ñØ
800,000	Walter Energy, Inc., Guaranteed Notes, 8.50%, due 4/15/21	384,000
		12,429,080
Packaging (5.8%)
5,040,000	Berry Plastics Corp., Secured Notes, 9.75%, due 1/15/21	5,619,600	ØØ
1,586,000	Berry Plastics Corp., Secured Notes, 5.50%, due 5/15/22	1,546,350
390,000	Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., Guaranteed Notes, 5.63%, due 12/15/16	386,100	ñ
765,000	Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., Guaranteed Notes, 6.00%, due 6/15/17	753,525	ñ
2,065,000	Reynolds Group Issuer, Inc., Senior Secured Notes, 7.88%, due 8/15/19	2,196,644
3,650,000	Reynolds Group Issuer, Inc., Guaranteed Notes, 9.88%, due 8/15/19	3,932,875
535,000	Reynolds Group Issuer, Inc., Senior Secured Notes, 5.75%, due 10/15/20	544,363
905,000	Reynolds Group Issuer, Inc., Senior Secured Notes, 6.88%, due 2/15/21	943,462
550,000	Reynolds Group Issuer, Inc., Guaranteed Notes, 8.25%, due 2/15/21	583,000
		16,505,919
Pharmaceuticals (4.3%)
770,000	Endo Finance LLC & Endo Finco, Inc., Guaranteed Notes, 7.00%, due 7/15/19	810,425	ñ
355,000	Endo Finance LLC & Endo Finco, Inc., Guaranteed Notes, 7.25%, due 1/15/22	375,412	ñ
2,525,000	Endo Finance LLC & Endo Finco, Inc., Guaranteed Notes, 5.38%, due 1/15/23	2,436,625	ñ
230,000	Jaguar Holding Co. I, Senior Unsecured Notes, 9.38%, due 10/15/17	234,025	ñc
1,695,000	Jaguar Holding Co. II/Jaguar Merger Sub, Inc., Senior Unsecured Notes, 9.50%, due 12/1/19	1,830,600	ñ
750,000	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.75%, due 8/15/18	783,750	ñ
768,000	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.88%, due 12/1/18	792,960	ñ
4,380,000	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.38%, due 10/15/20	4,522,350	ñ
415,000	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 5.63%, due 12/1/21	410,850	ñ
		12,196,997
Printing & Publishing (2.7%)
2,610,000	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 8.25%, due 3/15/19	3,066,750
1,755,000	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.63%, due 6/15/20	1,961,212
950,000	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.88%, due 3/15/21	1,073,500
285,000	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.00%, due 2/15/22	310,650
605,000	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 6.50%, due 11/15/23	621,638
540,000	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 6.00%, due 4/1/24	534,600
		7,568,350
Real Estate Dev. & Mgt. (0.3%)
680,000	Realogy Group LLC, Senior Secured Notes, 7.63%, due 1/15/20	732,700	ñ

Software - Services (6.7%)
760,000	Ceridian Corp., Senior Secured Notes, 8.88%, due 7/15/19	839,800	ñ
1,745,000	Ceridian LLC/Comdata, Inc., Guaranteed Notes, 8.13%, due 11/15/17	1,740,637	ñ
755,000	First Data Corp., Senior Secured Notes, 7.38%, due 6/15/19	794,637	ñ
1,710,000	First Data Corp., Guaranteed Notes, 11.25%, due 1/15/21	1,936,575
3,855,000	First Data Corp., Guaranteed Notes, 12.63%, due 1/15/21	4,618,772
738,000	First Data Corp., Guaranteed Notes, 10.63%, due 6/15/21	838,091
553,000	First Data Corp., Guaranteed Notes, 11.75%, due 8/15/21	645,628
3,385,000	Sophia Holding Finance L.P./Sophia Holding Finance, Inc., Guaranteed Notes, 9.63%, due 12/1/18	3,418,850	ñc
1,010,000	Sophia, L.P., Guaranteed Notes, 9.75%, due 1/15/19	1,090,800	ñ
1,810,000	SunGard Data Systems, Inc., Guaranteed Notes, 6.63%, due 11/1/19	1,855,250
515,000	SunGard Data Systems, Inc., Guaranteed Notes, 7.63%, due 11/15/20	544,613
810,000	Syniverse Holdings, Inc., Guaranteed Notes, 9.13%, due 1/15/19	850,500
		19,174,153
Specialty Retail (1.3%)
825,000	L Brands, Inc., Guaranteed Notes, 5.63%, due 10/15/23	872,438
239,000	Limited Brands, Inc., Guaranteed Notes, 6.63%, due 4/1/21	266,485
475,000	Limited Brands, Inc., Guaranteed Notes, 5.63%, due 2/15/22	498,750
219,000	Michaels FinCo Holdings LLC/Michaels FinCo, Inc., Senior Unsecured Notes, 7.50%, due 8/1/18	221,190	ñcØØ
1,685,000	Party City Holdings, Inc., Guaranteed Notes, 8.88%, due 8/1/20	1,815,587
		3,674,450
Steel Producers - Products (2.3%)
3,435,000	ArcelorMittal, Senior Unsecured Notes, 5.75%, due 8/5/20	3,572,400
2,950,000	ArcelorMittal, Senior Unsecured Notes, 7.50%, due 10/15/39	3,075,375
		6,647,775
Support - Services (5.5%)
355,000	APX Group, Inc., Senior Secured Notes, 6.38%, due 12/1/19	355,000
335,000	APX Group, Inc., Senior Unsecured Notes, 8.75%, due 12/1/20	326,625	ñ
2,925,000	APX Group, Inc., Guaranteed Notes, 8.75%, due 12/1/20	2,851,875
730,000	Hertz Corp., Guaranteed Notes, 5.88%, due 10/15/20	744,600
1,295,000	Iron Mountain, Inc., Guaranteed Notes, 7.75%, due 10/1/19	1,392,125
450,000	Iron Mountain, Inc., Senior Subordinated Notes, 8.38%, due 8/15/21	469,350
3,035,000	Iron Mountain, Inc., Guaranteed Notes, 5.75%, due 8/15/24	3,035,000
2,759,000	ServiceMaster Co., Guaranteed Notes, 8.00%, due 2/15/20	2,917,642
1,011,000	ServiceMaster Co., Guaranteed Notes, 7.00%, due 8/15/20	1,033,748
750,000	United Rental N.A., Inc., Guaranteed Notes, 7.38%, due 5/15/20	804,375
1,610,000	United Rental N.A., Inc., Senior Unsecured Notes, 8.25%, due 2/1/21	1,756,912
		15,687,252
Telecom - Integrated Services (9.6%)
485,000	CenturyLink, Inc., Senior Unsecured Notes, Ser. W, 6.75%, due 12/1/23	526,225
3,900,000	CenturyLink, Inc., Senior Unsecured Notes, Ser. P, 7.60%, due 9/15/39	3,900,000
3,569,000	Citizens Communications Co., Senior Unsecured Notes, 9.00%, due 8/15/31	3,800,985	ØØ
340,000	Embarq Corp., Senior Unsecured Notes, 8.00%, due 6/1/36	371,450
665,000	Frontier Communications Corp., Senior Unsecured Notes, 7.63%, due 4/15/24	693,263
810,000	Hughes Satellite Systems Corp., Senior Secured Notes, 6.50%, due 6/15/19	894,038
2,280,000	Intelsat Jackson Holdings SA, Guaranteed Notes, 5.50%, due 8/1/23	2,188,800
1,225,000	Intelsat Luxembourg SA, Guaranteed Notes, 7.75%, due 6/1/21	1,252,562
1,875,000	Intelsat Luxembourg SA, Guaranteed Notes, 8.13%, due 6/1/23	1,945,312
2,175,000	Level 3 Financing, Inc., Guaranteed Notes, 8.13%, due 7/1/19	2,321,812
1,590,000	Level 3 Financing, Inc., Guaranteed Notes, 8.63%, due 7/15/20	1,729,125
730,000	Telecom Italia Capital SA, Guaranteed Notes, 6.00%, due 9/30/34	715,400
655,000	Telecom Italia SpA, Senior Unsecured Notes, 5.30%, due 5/30/24	635,350	ñ
970,000	tw telecom holdings, Inc., Guaranteed Notes, 5.38%, due 10/1/22	1,052,450
2,619,000	U.S. West Communications Group, Senior Unsecured Notes, 6.88%, due 9/15/33	2,641,893
545,000	Windstream Corp., Guaranteed Notes, 7.75%, due 10/1/21	587,919
2,065,000	Windstream Corp., Guaranteed Notes, 7.50%, due 6/1/22	2,225,037
		27,481,621
Telecom - Wireless (6.9%)
1,085,000	Inmarsat Finance PLC, Guaranteed Notes, 4.88%, due 5/15/22	1,074,150	ñ
455,000	SBA Telecommunications, Inc., Guaranteed Notes, 5.75%, due 7/15/20	472,063
2,175,000	Sprint Capital Corp., Guaranteed Notes, 6.88%, due 11/15/28	2,120,625	ØØ
3,050,000	Sprint Capital Corp., Guaranteed Notes, 8.75%, due 3/15/32	3,385,500
1,605,000	Sprint Corp., Guaranteed Notes, 7.88%, due 9/15/23	1,721,362	ñ
1,640,000	Sprint Corp., Guaranteed Notes, 7.13%, due 6/15/24	1,672,800	ñ
475,000	Sprint Nextel Corp., Guaranteed Notes, 9.00%, due 11/15/18	556,938	ñ
895,000	Sprint Nextel Corp., Senior Unsecured Notes, 7.00%, due 8/15/20	946,462
1,945,000	T-Mobile USA, Inc., Guaranteed Notes, 6.54%, due 4/28/20	2,032,525
1,300,000	T-Mobile USA, Inc., Guaranteed Notes, 6.63%, due 4/28/21	1,365,000
485,000	T-Mobile USA, Inc., Guaranteed Notes, 6.13%, due 1/15/22	498,944
1,105,000	T-Mobile USA, Inc., Guaranteed Notes, 6.73%, due 4/28/22	1,157,487
650,000	T-Mobile USA, Inc., Guaranteed Notes, 6.84%, due 4/28/23	687,375
645,000	T-Mobile USA, Inc., Guaranteed Notes, 6.50%, due 1/15/24	670,800
1,500,000	Wind Acquisition Finance SA, Senior Secured Notes, 4.75%, due 7/15/20	1,466,250	ñ
		19,828,281
Telecommunication Equipment (0.2%)
280,000	CommScope, Inc., Guaranteed Notes, 5.00%, due 6/15/21	277,200	ñ
380,000	CommScope, Inc., Guaranteed Notes, 5.50%, due 6/15/24	378,100	ñ
		655,300
Theaters & Entertainment (0.4%)
1,205,000	Activision Blizzard, Inc., Guaranteed Notes, 5.63%, due 9/15/21	1,265,250	ñ
	Total Corporate Debt Securities (Cost $375,323,454)	381,850,427

NUMBER OF SHARES

Short-Term Investments (1.9%)
5,461,380	State Street Institutional Liquid Reserves Fund Premier Class (Cost $5,461,380)	5,461,380

	Total Investments (142.4%) (Cost $399,476,813)	406,136,298	##

	Liabilities, less cash, receivables and other assets [(30.1%)]	(85,865,709)	±

	Liquidation Value of Mandatory Redeemable Preferred Shares [(12.3%)]	(35,000,000)

	Total Net Assets Applicable to Common Shareholders (100.0%)	$285,270,589

See Notes to Schedule of Investments

July 31, 2014 (Unaudited)

Notes to Schedule of Investments

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman High Yield Strategies Fund Inc. (the “Fund”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

	●	Level 1 – quoted prices in active markets for identical investments
	●	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
	●	Level 3 – unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities of the Fund:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

The value of bank loan obligations is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of the Fund’s investments in interest rate swap contracts is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price (generally Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in investment companies are valued using the respective fund’s daily calculated net asset value ("NAV") per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, the Fund seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Fund’s

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Board of Directors (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, trading in futures or American Depositary Receipts ("ADRs") and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Fund’s investments as of July 31, 2014:

Asset Valuation Inputs Investments:	Level 1	Level 2	Level 3 §	Total
Bank Loan Obligations
All Telecom	$—	$1,315,034	$4,125,000	$5,440,034
Health Care	—	1,586,499	1,524,947	3,111,446
Lodging & Casinos	—	3,309,869	1,767,795	5,077,664
Other Bank Loan Obligations^	—	5,195,347	—	5,195,347
Total Bank Loan Obligations	—	11,406,749	7,417,742	18,824,491
Corporate Debt Securities^	—	381,850,427	—	381,850,427
Short-Term Investments	—	5,461,380	—	5,461,380
Total Investments	$—	$398,718,556	$7,417,742	$406,136,298

^	The Schedule of Investments provides information on the industry categorization for the portfolio.

§	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/13	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of 7/31/14	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/14
Investments in Securities
Bank Loan Obligations
All Telecom	$—	$—	$—	$—	$4,125,000	$—	$—	$—	$4,125,000	$—
Building & Development	—	(260)	(4,606)	(69)	567,201	(562,266)	—	—	—	—
Health Care	—	236	23	(12,555)	—	(11,640)	1,548,883	—	1,524,947	(12,555)
Lodging & Casinos	—	(140)	—	(27,767)	1,795,702	—	—	—	1,767,795	(27,767)
Corporate Debt Securities
Airlines	1,508,616	—	113,055	(89,215)	—	(1,532,456)	—	—	—	—
Total	$1,508,616	$(164)	$108,472	$(129,606)	$6,487,903	$(2,106,362)	$1,548,883	$—	$7,417,742	$(40,322)

Securities categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose inputs used in formulating such quotation.

As of the period ending July 31, 2014, certain securities were transferred from one level to another based on beginning of period market values as of October 31, 2013. As of July 31, 2014, the Fund had one security transferred from Level 2 to Level 3 as a result of a decrease in the number of observable inputs that were readily available to the independent pricing service. As of the period ended July 31, 2014, the Fund had no transfers between Levels 1 and 2 based on beginning of period market values as of October 31, 2013.

Liability Valuation Inputs

The following is a summary, categorized by Level, of inputs used to value the Fund’s derivatives as of July 31, 2014:
For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

	Level 1	Level 2	Level 3	Total
Interest rate swap contracts	$—	$(1,705,826)	$—	$(1,705,826)

##
At July 31, 2014, the cost of investments for U.S. federal income tax purposes was $399,434,133. Gross unrealized appreciation of investments was $11,454,149 and gross unrealized depreciation of investments was $4,751,984, resulting in net unrealized appreciation of $6,702,165 based on cost for U.S. federal income tax purposes.

ñ
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid. At July 31, 2014, these securities amounted to $86,862,133 or 30.4% of net assets applicable to common shareholders.

Ñ	These securities have been deemed by the investment manager to be illiquid. At July 31, 2014, these securities amounted to $7,417,742 or 2.6% of net assets applicable to common shareholders.

Ø	All or a portion of this security was purchased on a when-issued basis. At July 31, 2014 these securities amounted to $414,613 or 0.1% of net assets applicable to common shareholders.

ØØ
All or a portion of this security is segregated in connection with obligations for when-issued security purchase commitments, interest rate swap contracts and delayed delivery purchase commitments. In addition, the Fund had deposited $30,244,415 in a segregated account for interest rate swap contracts.

µ
Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of July 31, 2014, and their final maturity dates.

a	Value of the security was determined using methods the Board has approved on the belief they reflect fair value.

c	Payment-in-kind security for which part of the income earned may be paid as additional principal.

¢	All or a portion of this security was purchased on a delayed delivery basis.

^^	All or a portion of this security has not settled as of July 31, 2014 and thus does not have an interest rate in effect. Interest rates do not take effect until settlement.

±	At July 31, 2014, the Fund had outstanding interest rate swap contracts as follows:

			Rate Type
Swap Counterparty	Notional Amount	Termination Date	Fixed-rate		Variable-rate Payments Paid/Received by the Fund	Accrued Net Interest Receivable (Payable)	Unrealized Appreciation (Depreciation)	Total Fair Value
Citibank, N.A.	$25,000,000	March 18, 2015	1.677%	Receive	.231%(1)	$(147,890)	$(223,687)	$(371,557)
Citibank, N.A.	25,000,000	August 9, 2015	1.120%	Receive	.224%(2)	(119,936)	(200,374)	(320,310)
Citibank, N.A.	50,000,000	December 7, 2015	1.883%	Receive	.231%(3)	(119,074)	(964,022)	(1,083,096)
Goldman Sachs	25,000,000	May 14, 2018	1.370%	Receive	.223%(4)	(62,624)	131,781	69,157
						$(449,524)	$(1,256,302)	$(1,705,826)

(1) 90 day LIBOR at June 16, 2014.

(2) 90 day LIBOR at May 7, 2014.

(3) 90 day LIBOR at June 5, 2014.

(4) 90 day LIBOR at May 8, 2014.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Item 2. Controls and Procedures.
(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.
(b)	There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman High Yield Strategies Fund Inc.
By:  /s/ Robert Conti
       Robert Conti
    Chief Executive Officer and President

Date: September 26, 2014
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:  /s/ Robert Conti
       Robert Conti
       Chief Executive Officer and President

Date: September 26, 2014

By:  /s/ John M. McGovern
       John M. McGovern
       Treasurer and Principal Financial
       and Accounting Officer

Date: September 26, 2014